United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-21065

                 AllianceBernstein Disciplined Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: June 30, 2003

                     Date of reporting period: June 30, 2003




ITEM 1.  REPORTS TO STOCKHOLDERS.



ALLIANCEBERNSTEIN DISCIPLINED GROWTH FUND, INC.

ANNUAL REPORT
JUNE 30, 2003

AllianceBernstein
Investment Research and Management



AllianceBernstein Disciplined Growth Fund
August 18, 2003

ANNUAL REPORT

We?re excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital?s domestic mutual funds have been renamed AllianceBernstein.

This report provides management?s discussion of fund performance for AllianceBernstein Disciplined Growth Fund (the "Fund") for the annual reporting period ended June 30, 2003.

INVESTMENT OBJECTIVE AND POLICIES
The Fund?s objective is capital appreciation. The Fund seeks to achieve this objective primarily through investment in the equity securities of U.S. companies. In managing the Fund?s portfolio, Alliance seeks to identify companies with superior relative earnings growth potential and to invest in the equity securities of these companies at a reasonable price. Alliance will structure the portfolio using a "bottom-up" stock selection process. In doing so, Alliance employs a disciplined approach, which relies heavily on the original fundamental research generated by its staff of experienced industry research analysts as well as a quantitative stock ranking process. Under normal circumstances, the Fund?s portfolio will consist of 50-70 companies. The Fund may invest up to 10% of its total assets in foreign securities.

INVESTMENT RESULTS
The following table shows the Fund?s performance over the past six-month and since inception periods ended June 30, 2003. The table also provides the performance for the Fund?s benchmark, the Russell 1000 Growth Index.

INVESTMENT RESULTS*
Periods Ended June 30, 2003

                                                           RETURNS
                                                6 Months      Since Inception**
                                           -----------------  -----------------
AllianceBernstein Disciplined Growth Fund
   Class A                                         9.90%           13.20%
   Class B                                         9.76%           12.50%
   Class C                                         9.76%           12.50%
Russell 1000 Growth Index                         13.09%           18.23%


*The Fund?s investment results are returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of June 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 1.70% for Class A, 2.40% for Class B, 2.400% for Class C and 1.40% for Advisor Class. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above. Past performance is no guarantee of future results.




                                      1


The unmanaged Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. The indices reflect no fees or expenses. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Disciplined Growth Fund.

Additional investment results appear on page 4.

**The Fund?s inception date is 7/22/02 for all share classes.

For the six-month and since inception periods ended June 30, 2003, the Fund underperformed its benchmark, the Russell 1000 Growth Index. The primary detractors from results were individual holdings within the health care and consumer services sectors. Tenet Healthcare Corp. fell sharply after revelations that the company had manipulated the Medicare ?outlier? system. Health Management Associates, a company that manages rural hospitals with very little outlier exposure, also lagged. In the consumer segment, Kohl?s Corp. declined due to weaker-than-expected sales growth. Harley-Davidson, Inc., despite generating very strong earnings growth during the period, also underperformed.

Strong stock selection within financial services, technology and the cable industry enhanced results. Citigroup, Inc. was the largest positive contributor to the Fund?s relative performance. Within the technology sector, VERITAS Software Corp., the leader in storage software, surged as demand for its products improved. Comcast Corp. also performed well, as the company reported rapid growth in its digital and broadband product offerings.

MARKET REVIEW AND INVESTMENT STRATEGY
Over the past year, the U.S. equity market remained volatile, but it showed clear signs of stabilizing. During the previous three years, risk-aversion had approached unprecedented levels due to a sharp decline in capital spending, lackluster economic growth, corporate malfeasance and geopolitical concerns. A successful military campaign in Iraq provided a positive catalyst, which, when combined with continued fiscal and monetary stimulus, helped lead equities higher, particularly in the second calendar quarter of 2003.

Our investment philosophy is focused on identifying companies that generate superior growth and purchasing those securities at reasonable valuations. During the last 12 months, we have increased the Fund?s weighting in technology and health care stocks, funding these purchases with reductions in financial services and consumer services. In technology, key changes include larger holdings in VERITAS Software and Dell Computer Corp. and new positions in eBay, Inc., Linear Technology Corp., Juniper Networks, Inc., Intuit, Inc. and Symantec Corp. Health care fundamentals remain strong. Key additions include Amgen, Inc., Allergan, Inc., St. Jude Medical, Inc. and Boston Scientific Corp.




                                      2


PERFORMANCE UPDATE

ALLIANCEBERNSTEIN DISCIPLINED GROWTH FUND
GROWTH OF A $10,000 INVESTMENT
7/22/02* TO 6/30/03

AllianceBernstein Disciplined Growth Fund Class A: $10,839
Russell 1000 Growth Index: $11,822


                            AllianceBernstein                  Russell 1000
                         Disciplined Growth Fund               Growth Index
-------------------------------------------------------------------------------
7/22/2002                        $ 9,575                         $10,000
7/31/2002                        $10,274                         $10,854
8/31/2002                        $10,513                         $10,886
9/30/2002                        $ 9,432                         $ 9,758
10/31/2002                       $10,294                         $10,652
11/30/2002                       $10,629                         $11,231
12/31/2002                       $ 9,863                         $10,455
1/31/2003                        $ 9,595                         $10,201
2/28/2003                        $ 9,479                         $10,154
3/31/2003                        $ 9,776                         $10,343
4/30/2003                        $10,503                         $11,107
5/31/2003                        $10,810                         $11,661
6/30/2003                        $10,839                         $11,822


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Disciplined Growth Fund Class A shares (from 7/22/02 to 6/30/03) as compared to the performance of an appropriate index. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income. The unmanaged Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. When comparing AllianceBernstein Disciplined Growth Fund to the index shown above, you should note that no sales charges are reflected in the performance of the index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Dynamic Growth Fund.

*Since inception of the Fund?s Class A shares on 7/22/02.




                                      3


INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2003

CLASS A SHARES
                                    Without Sales Charge      With Sales Charge
          6 Months                          9.90%                   5.21%
          Since Inception*                 13.20%                   8.43%

CLASS B SHARES
                                    Without Sales Charge      With Sales Charge
          6 Months                          9.76%                   5.76%
          Since Inception*                 12.50%                   8.50%

CLASS C SHARES
                                    Without Sales Charge      With Sales Charge
          6 Months                          9.76%                   8.76%
          Since Inception*                 12.50%                  11.50%


The Fund?s investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

Because the Fund invests in a smaller number of securities than many other funds, the Fund has focused portfolio risk, which is the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund?s net asset value. The Fund?s investments in foreign securities have foreign risk and currency risk.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor?s shares, when redeemed, may be worth more or less than their original cost.

*Inception date for all classes of shares is 7/22/02.




                                      4


ALLIANCEBERNSTEIN DISCIPLINED GROWTH FUND, INC.

PORTFOLIO OF INVESTMENTS
June 30, 2003


Company                                           Shares       U.S. $ Value
-------------------------------------------------------------------------------

COMMON STOCKS - 100.5%

Health Care - 28.6%

Biotechnology - 3.5%
Amgen, Inc. (a)                                     600      $    39,864
                                                             ------------

Drugs - 8.5%
Allergan, Inc.                                      120            9,252
Forest Laboratories, Inc. (a)                       180            9,855
Pfizer, Inc.                                      1,990           67,958
Wyeth                                               205            9,338
                                                             ------------
                                                                  96,403

Medical Products - 7.9%
Boston Scientific Corp. (a)                         200           12,220
Johnson & Johnson                                   750           38,775
Medtronic, Inc.                                     620           29,741
St. Jude Medical, Inc. (a)                          125            7,188
Stryker Corp.                                        30            2,081
                                                             ------------
                                                                  90,005

Medical Services - 8.7%
Cardinal Health, Inc.                               560           36,008
Express Scripts, Inc. (a)                           105            7,174
Health Management Associates, Inc. Cl. A          1,000           18,450
UnitedHealth Group, Inc.                            230           11,557
WellPoint Health Networks, Inc. (a)                 295           24,868
                                                             ------------
                                                                  98,057
                                                             ------------
                                                                 324,329

Technology - 24.7%

Communication Equipment - 3.5%
Cisco Systems, Inc. (a)                           1,410           23,533
Juniper Networks, Inc. (a)                          800            9,896
Nokia Corp. (ADR)(Finland)                          350            5,751
                                                             ------------
                                                                  39,180

Computer Hardware/Storage - 3.2%
Dell Computer Corp. (a)                           1,155           36,914
                                                             ------------
Computer Services - 2.5%
Affiliated Computer Services, Inc. Cl. A (a)        110            5,030
First Data Corp.                                    555           22,999
                                                             ------------
                                                                  28,029

Contract Manufacturing - 0.5%
Flextronics International, Ltd. (Singapore) (a)     520            5,403
                                                             ------------
Internet Infrastructure - 1.0%
eBay, Inc. (a)                                      105           10,939
                                                             ------------

Company                                           Shares       U.S. $ Value
-------------------------------------------------------------------------------

Semiconductor Components - 4.7%
Altera Corp. (a)                                    550      $     9,020
Intel Corp.                                       1,230           25,564
Linear Technology Corp.                             320           10,307
Maxim Integrated Products, Inc.                     265            9,060
                                                             ------------
                                                                  53,951

Software - 9.3%
Intuit, Inc. (a)                                    180            8,015
Microsoft Corp.                                   2,380           60,952
Symantec Corp. (a)                                  240           10,526
VERITAS Software Corp. (a)                          925           26,520
                                                             ------------
                                                                 106,013
                                                             ------------
                                                                 280,429

Finance - 18.7%

Banking - Money Center - 0.7%
J.P. Morgan Chase & Co.                             220            7,520
                                                             ------------
Banking - Regional - 1.0%
Bank One Corp.                                      300           11,154
                                                             ------------
Brokerage & Money Management - 2.7%
Merrill Lynch & Co., Inc.                           120            5,602
Morgan Stanley                                      585           25,009
                                                             ------------
                                                                  30,611

Insurance - 4.7%
ACE, Ltd.                                           175            6,001
American International Group, Inc.                  810           44,696
Willis Group Holdings Ltd.                          100            3,075
                                                             ------------
                                                                  53,772

Mortgage Banking - 2.2%
Fannie Mae                                          370           24,953
                                                             ------------
Miscellaneous - 7.4%
Citigroup, Inc.                                   1,200           51,360
MBNA Corp.                                        1,565           32,614
                                                             ------------
                                                                  83,974
                                                             ------------
                                                                 211,984

Consumer Services - 16.5%

Broadcasting & Cable - 7.4%
Comcast Corp. - Special Cl. A (a)                 1,285           37,046
Cox Communications, Inc., Cl. A (a)                 265            8,454
EchoStar Communications Corp., Cl. A (a)            125            4,328
Viacom, Inc., Cl. B (a)                             725           31,653
Westwood One, Inc. (a)                               75            2,545
                                                             ------------
                                                                  84,026

Entertainment & Leisure - 2.3%
Harley-Davidson, Inc.                               645           25,710
                                                             ------------





                                      6


Company                                           Shares       U.S. $ Value
-------------------------------------------------------------------------------

Retail - General Merchandise - 6.8%
Bed Bath & Beyond, Inc. (a)                         410      $    15,912
Kohl's Corp. (a)                                    425           21,837
Lowe's Cos., Inc.                                   170            7,302
Tiffany & Co.                                       210            6,863
Wal-Mart Stores, Inc.                               480           25,761
                                                             ------------
                                                                  77,675
                                                             ------------
                                                                 187,411

Consumer Staples - 8.6%

Beverages - 1.0%
Anheuser-Busch Cos., Inc.                           210           10,720
                                                             ------------
Cosmetics - 2.2%
Avon Products, Inc.                                 405           25,191
                                                             ------------
Household Products - 4.0%
Colgate-Palmolive Co.                               310           17,965
The Procter & Gamble Co.                            310           27,645
                                                             ------------
                                                                  45,610

Retail - Food & Drug - 1.4%
Walgreen Co.                                        530           15,953
                                                             ------------
                                                                  97,474

Multi Industry Companies - 1.7%
Danaher Corp.                                       285           19,394
                                                             ------------
Capital Goods - 1.7%

Miscellaneous - 1.7%
General Electric Co.                                670           19,216
                                                             ------------
Total Common Stocks
   (cost $980,556)                                             1,140,237
                                                             ------------
Total Investments - 100.5%
   (cost $980,556)                                             1,140,237
Other assets less liabilities - (0.5%)                            (5,833)
                                                             ------------
Net Assets - 100%                                            $ 1,134,404
                                                             ------------

(a)   Non-income producing security.

Glossary:
ADR - American Depositary Receipt.

See notes to financial statements.




                                      7


ALLIANCEBERNSTEIN DISCIPLINED GROWTH FUND, INC.

STATEMENT OF ASSETS & LIABILITIES
June 30, 2003

ASSETS
Investments in securities, at value (cost $980,556)               $  1,140,237
Cash                                                                     5,293
Due from Adviser                                                        31,207
Deferred offering costs                                                  4,762
Dividends receivable                                                       511
                                                                  ------------
Total Assets                                                         1,182,010
                                                                  ------------
LIABILITIES
Payable for investment securities purchased                              2,255
Distribution fee payable                                                    23
Accrued expenses and other liabilities                                  45,328
                                                                  ------------
Total liabilities                                                       47,606
                                                                  ------------
NET ASSETS                                                        $  1,134,404
Composition of Net Assets
Capital stock, at par                                                     $100
Additional paid-in capital                                             995,485
Distributions in excess of net investment income                        (1,964)
Accumulated net realized loss on investment transactions               (18,898)
Net unrealized appreciation of investments                             159,681
                                                                  ------------
                                                                  $  1,134,404

CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share
   ($1,132 / 100 shares of capital stock issued and outstanding)        $11.32
Sales charge -- 4.25% of public offering price                             .50
                                                                  ------------
Maximum offering price                                                  $11.82
                                                                  ------------
Class B Shares
Net asset value and offering price per share
   ($1,125 / 100 shares of capital stock issued and outstanding)        $11.25
                                                                  ------------
Class C Shares
Net asset value and offering price per share
   ($1,125 / 100 shares of capital stock issued and outstanding)        $11.25
                                                                  ------------
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($1,131,022 / 99,700 shares of capital stock issued and
   outstanding)                                                         $11.34
                                                                  ------------

See notes to financial statements.



                                      8


ALLIANCEBERNSTEIN DISCIPLINED GROWTH FUND, INC.

STATEMENT OF OPERATIONS
July 22, 2002* to June 30, 2003

Investment Income
Dividends (net of foreign taxes withheld of $20)  $      8,553
Interest                                                    87      $    8,640
                                                  ------------
Expenses
Advisory fee                                            10,000
Distribution fee - Class A                                   3
Distribution fee - Class B                                  10
Distribution fee - Class C                                  10
Administrative                                         127,800
Amortization of offering expenses                       45,473
Audit and legal                                         44,653
Organization expenses                                   29,000
Transfer agency                                         18,000
Directors' fees                                         14,521
Custodian                                               11,758
Printing                                                 9,280
Registration fees                                          244
Miscellaneous                                            2,706
                                                  ------------
Total expenses                                         313,458
Less: expenses waived and reimbursed by the
   Adviser (see Note B)                               (299,436)
                                                  ------------
Net expenses                                                            14,022
                                                                  ------------
Net investment loss                                                     (5,382)
                                                                  ------------
Realized and Unrealized Gain (Loss) on Investment
   Transactions
Net realized loss on investment transactions                           (18,898)
Net change in unrealized appreciation/
   depreciation of investments                                         159,681
                                                                  ------------
Net gain on investment transactions                                    140,783
                                                                  ------------
Net Increase in Net Assets from Operations                        $    135,401
                                                                  ------------

* Commencement of operations.
See notes to financial statements.




                                      9


ALLIANCEBERNSTEIN DISCIPLINED GROWTH FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
                                                                      July 22,
                                                                      2002* to
                                                                      June 30,
                                                                          2003
                                                                  ------------
Increase (Decrease) in Net Assets from Operations
Net investment loss                                               $     (5,382)
Net realized loss on investment transactions                           (18,898)
Net change in unrealized appreciation depreciation of investments      159,681
                                                                  ------------
Net increase in net assets from operations                             135,401
Dividends to Shareholders from
Net investment income
Advisor Class                                                             (997)
Capital Stock Transactions
Net increase                                                           900,000
                                                                  ------------
Total increase                                                       1,034,404
Net Assets
Beginning of period                                                    100,000
                                                                  ------------
End of period                                                     $  1,134,404
                                                                  ------------

* Commencement of operations.
See notes to financial statements.




                                      9


ALLIANCEBERNSTEIN DISCIPLINED GROWTH FUND, INC.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003

NOTE A
Significant Accounting Policies
AllianceBernstein Disciplined Growth Fund, Inc. (the ?Fund?), formerly Alliance Disciplined Growth Fund, Inc., was organized under the laws of the State of
Maryland on March 22, 2002.   The Fund is registered under the Investment
Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund commenced operations on July 22, 2002. The Fund offers Class A, Class B, Class C and Advisor Class shares. Prior to commencement of operations on July 22, 2002, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the ?Adviser?) on July 17, 2002, of 10 shares each of Class A, Class B and Class C shares for $100 each, and 9,970 shares of Advisor Class Shares for $99,700. As of June 30, 2003, the Adviser was the only shareholder in the Fund. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund?s Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the ?Pricing Policies?) and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board?s continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:




                                      10


Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. (?NASDAQ?) are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market,(but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund?s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.





                                      11


3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Organization and Offering Expenses
Organization expenses of $29,000 were charged to the Fund as incurred prior to commencement of operations and reimbursed by the Adviser. Offering expenses of approximately $50,235 have been deferred and are being amortized on a straight-line basis over a one year period.

5. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

6. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

7. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income, dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Fund pays the Adviser a monthly fee at an annual rate of 1% of the first $5 billion of the Fund?s average daily net assets, .95% of the excess over $5 billion up to $7.5 billion of the Fund?s average daily net assets, .90% of the excess over $7.5 billion up to $10 billion of the Fund?s average daily net assets and .85% of the excess over $10 billion of the Fund?s average daily net assets. Such fee is accrued daily and paid monthly.

The Fund and the Adviser have entered into an Expense Limitation Agreement (the ?Agreement?), dated July 15, 2002, under which the Adviser has agreed to waive its fees and, if necessary, reimburse expenses for the period from March 22, 2002 (date of organization of Fund) to August 31, 2003, to the extent necessary to prevent total fund




                                      12


operating expenses from exceeding the annual rate of 1.70% of average daily net assets for Class A shares, 2.40% of average daily net assets for Class B shares and Class C shares, and 1.40% of average daily net assets for Advisor Class shares. For the period ended June 30, 2003, such reimbursement amounted to $153,636. Under the Agreement, any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Fund in subsequent periods, but no later than August 31, 2005, provided that repayment does not result in the Fund's aggregate expenses exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser will not exceed the sum of the Fund?s organization costs and initial offering expenses. For the period ended June 30, 2003, expenses in the amount of $74,473 were waived and reimbursed by the Adviser that are subject to repayment.

Pursuant to the Advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the period ended June 30, 2003, the Adviser agreed to waive its fees for such services. Such waiver amounted to $127,800.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the period ended June 30, 2003, the transfer agent agreed to waive its fees for such services. Such waiver amounted to $18,000.

AllianceBernstein Investment Research & Management, Inc., (the ?Distributor?), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it received no front-end sales charges from the sale of Class A shares nor contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the period ended June 30, 2003.

Brokerage commissions paid on investment transactions for the period ended June 30, 2003, amounted to $ 2,528, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund?s average daily net assets attributable to Class A shares and 1% of the Fund?s average daily net assets attributable to Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.




                                      13


NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2003, were as follows:

                                                 Purchases         Sales
Investment securities (excluding U.S.
   government securities)                       $1,268,832        $269,379
U.S. government securities                               0               0

At June 30, 2003, the cost of investments for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation (excluding foreign currency transactions) are as follows:

Cost                                            $   980,556
Gross unrealized appreciation                   $   171,274
Gross unrealized depreciation                       (11,593)
Net unrealized appreciation                     $   159,681

NOTE E
Capital Stock
There are 24,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 6,000,000,000 authorized shares. Transactions in capital stock were as follows:
                                            SHARES                  AMOUNT
                                       July 22, 2002(a)         July 22, 2002(a)
                                    to June 30, 2003         to June 30, 2003
Class A
Shares sold                                    90                $      900
Net increase                                   90                $      900
---------------------------------------------------------------------------
Class B
Shares sold                                    90                $      900
Net increase                                   90                $      900
---------------------------------------------------------------------------
Class C
Shares sold                                    90                       900
Net increase                                   90                $      900
---------------------------------------------------------------------------
Advisor Class
Shares sold                                89,730                $  897,300
Net increase                               89,730                $  897,300
---------------------------------------------------------------------------
(a)   Commencement of operations.




                                      14


NOTE F
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the period ended June 30, 2003.


NOTE G
Distributions to Shareholders
The tax character of distributions paid during the fiscal year ended June 30, 2003 were as follows:

Distributions paid from:
   Ordinary income                            $      997
Total taxable distributions                          997
Total distributions paid                      $      997

As of June 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                 $        0
Accumulated capital and other losses (a)      $  (20,862)
Unrealized appreciation/(depreciation)           159,681
Total accumulated earnings/(deficit)          $  138,819

(a) On June 30, 2003, the Fund had a net capital loss carryforward of $880 which expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended June 30, 2003, the Fund deferred to July 1, 2003 post October capital losses of $18,018.

During the current fiscal year, permanent differences, primarily due to nondeductible expenses, resulted in a decrease in distributions in excess of net investment income and a corresponding decrease in additional paid in capital. This reclassification had no effect on net assets.




                                      15


ALLIANCEBERNSTEIN DISCIPLINED GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                                                                       Advisor
                                           Class A             Class B             Class C               Class
                                           July 22,            July 22,            July 22,            July 22,
                                       2002 (a) to         2002 (a) to         2002 (a) to         2002 (a) to
                                     June 30, 2003       June 30, 2003       June 30, 2003       June 30, 2003
                                     -------------       -------------       -------------       -------------
Net asset value, beginning of period        $10.00              $10.00              $10.00              $10.00
                                     -------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b) (c)                   (.09)               (.15)               (.15)               (.05)
Net realized and unrealized gain on
   investment transactions                    1.41                1.40                1.40                1.40
                                     -------------------------------------------------------------------------
Net increase in net asset value from
   operations                                 1.32                1.25                1.25                1.35
LESS: DIVIDENDS
Dividends from net investment income             0                   0                   0                (.01)
                                     -------------------------------------------------------------------------
Net asset value, end of period              $11.32              $11.25              $11.25              $11.34
                                     -------------------------------------------------------------------------
TOTAL RETURN
Total investment return based on net
   asset value (d)                           13.20%              12.50%              12.50%              13.40%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's
   omitted)                                     $1                  $1                  $1              $1,131
Ratio to average net assets of:
Expenses, net of waivers/
   reimbursements (e)                         1.70%               2.40%               2.40%               1.40%
Expenses, before waivers/
   reimbursements (e)                        31.67%              32.25%              32.25%              31.24%
Net investment loss (c) (e)                   (.84)%             (1.53)%             (1.53)%              (.54)%
Portfolio turnover rate                         25%                 25%                 25%                 25%


(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Net of fees and expenses waived / reimbursed by the Adviser.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(e) Annualized.




                                      16


REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of AllianceBernstein Disciplined Growth Fund, Inc.


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Disciplined Growth Fund, Inc. (the "Fund") at June 30, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the period July 22, 2002 (commencement of operations) through June 30, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as ?financial statements?) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 14, 2003




                                      17


Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

NAME, AGE OF DIRECTOR,    PRINCIPAL                PORTFOLIOS       OTHER
ADDRESS                   OCCUPATION(S)            IN FUND COMPLEX  DIRECTORSHIP
(YEARS OF                 DURING PAST              OVERSEEN BY      HELD BY
SERVICE*)                 5 YEARS                  DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------

INTERESTED DIRECTOR       President, Chief                 113      None
John D. Carifa,*, 58      Operating Officer
1345 Avenue of the        and a Director of
Americas,                 Alliance Capital
New York, NY  10105       Management Corporation
(4)                      (?ACMC?), with which
                          he has been associated
                          since prior to 1998.

DISINTERESTED DIRECTORS
Ruth Block,#+, 72         Formerly Executive                94      None
P.O. Box 4623,            Vice President and
Stamford, CT 06903        Chief Insurance Officer
(4)                       of The Equitable Life
                          Assurance Society of
                          the United States;
                          Chairman and Chief
                          Executive Officer of
                          Evlico; Director of
                          Avon, BP (oil and gas),
                          Ecolab Incorporated
                         (specialty chemicals),
                          Tandem Financial Group,
                          and Donaldson Lufkin &
                          Jenrette Securities
                          Corporation; former
                          Governor at Large-National
                          Association of Securities
                          Dealers, Inc.

David H. Dievler,#+, 73   Independent consultant            98      None
P.O. Box 167,             Until December 1994,
Spring Lake, NJ 07762     he was Senior Vice
(4)                       President of ACMC
                          responsible for mutual
                          fund administration.
                          Prior to joining ACMC in
                          1984, he was Chief
                          Financial Officer of
                          Eberstadt Asset Management
                          since 1968.Prior to that,
                          he was Senior Manager at
                          Price Waterhouse & Co.
                          Member of American Institute
                          of Certified Public
                          Accountants since 1953.




                                      18


John H. Dobkin,#+, 61     Consultant.  He was               95      None
P.O. Box 12,              formerly  President
Annandale, NY 12504       of Save Venice, Inc.
(4)                       from 2001-2002, Senior
                          Advisor from June 1999 ?
                          June 2000 and President
                         (December 1989 ? May 1999)
                          of Historic Hudson Valley
                         (historic preservation).
                          Previously, Director of the
                          National Academy of Design.
                          During 1988-92, he was
                          Director and Chairman of
                          the Audit Committee of ACMC.

William H. Foulk,
Jr.,#+, 70                Investment Adviser and           110      None
2 Sound View Drive        an independent consultant.
Suite 100                 He was formerly Senior
Greenwich, CT 06830       Manager of Barrett Associates,
(4)                       Inc., a registered investment
                          adviser, with which he had
                          been associated since prior
                          to 1998. He was formerly
                          Deputy Comptroller of
                          the State of New York and,
                          prior thereto, Chief
                          Investment Officer of the
                          New York Bank for Savings.

Clifford L. Michel,#+, 64 Senior Counsel of the             94     Placer Dome,
15 St.?Bernard's Road     law firm of Cahill Gordon                Inc
Gladstone, NJ 07934       & Reindel since February
(4)                       2001 and a partner of
                          that firm for more than
                          25 years prior thereto.
                          He is President and Chief
                          Executive Officer of
                          Wenonah Development Company
                         (investments) and a Director
                          of the Placer Dome Inc.
                         (mining).

Donald J. Robinson,#+ 69  Senior Counsel to the             93      None
98?Hell's Peak Road       law firm of Orrick,
Weston, VT 05161          Herrington & Sutcliffe LLP
(4)                       since prior to 1998.
                          Formerly a senior partner
                          and a member of the Executive
                          Committee of that firm.
                          He was also a member and
                          Chairman of the Municipal
                          Securities Rulemaking Board
                          and a Trustee of the Museum
                          of the City of New York.


________________

* Mr. Carifa is an "interested director", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.
#  Member of the Audit Committee.
+  Member of the Nominating Committee.




                                      19


OFFICER INFORMATION

Certain information concerning the Fund?s Officers is set forth below.

NAME,                                                      PRINCIPAL
ADDRESS,*                   PRINCIPAL POSITION(S)      OCCUPATION DURING
AND AGE                     HELD WITH FUND                PAST 5 YEARS
-------------------------------------------------------------------------
John D. Carifa, 58          Chairman & President      See biography above

John L. Blundin, 61         Senior Vice President     Executive Vice
                                                      President of Alliance
                                                      Capital Management
                                                      Corporation (ACMC)**,
                                                      with which he has been
                                                      associated since prior
                                                      to 1998.

Jack E. Plym, 37            Senior Vice President     Senior Vice President
                                                      of ACMC, with which he
                                                      has been associated
                                                      since prior to 1998.

William D. Baird, 34        Vice President            Vice President of ACMC,
                                                      with which he has been
                                                      associated since prior
                                                      to 1998.

Thomas J. Bardong, 58       Vice President            Senior Vice President of
                                                      ACMC, with which he has
                                                      been associated since
                                                      prior to 1998.

Edmund P. Bergan, Jr., 53   Secretary                 Senior Vice President and
                                                      General Counsel of
                                                      AllianceBernstein
                                                      Investment Research and
                                                      Management, Inc. ("ABIRM")
                                                      and Alliance Global
                                                      Investor Services Inc.
                                                      ("AGIS"), with which he
                                                      has been associated since
                                                      prior to 1998.

Mark D. Gersten, 52         Treasurer and Chief       Senior Vice President of
                            Financial Officer         AGIS,and Vice President
                                                      of ABIRM, with which he
                                                      has been associated since
                                                      prior to 1998.

Vincent S. Noto, 38         Controller and Chief      Vice President of AGIS,
                            Accounting Officer        with which he has been
                                                      associated since prior
                                                      to 1998.

* The address for each of the Fund?s Officers is 1345 Avenue of the Americas, New York, NY 10105.
** ACMC, ABIRM and AGIS are affiliates of the Fund.


                                      20






ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.      DESCRIPTION OF EXHIBIT

     10 (b) (1)       Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (b) (2)       Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002





                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Disciplined Growth Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date: August 22, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date: August 22, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  August 22, 2003